General and Administrative Expenses - Summary of Stock Grants Linked to Long-term and Short-term Performance (Details)	12 Months Ended
	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Granted in 2020
Number of granted shares	13,402
Description of method of settlement for share-based payment arrangement	Cash-settled
Linked to short-term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	2,106,764	[1]
Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	2,001,526	[2]
KB Financial Group Inc. | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	286,178	[2]
KB Financial Group Inc. | Series 22
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 1, 2019
Number of granted shares	3,278	[2]
Vesting conditions	Services fulfillment, market performance 30%, and non-market performance 70%	[1],[3],[4]
KB Financial Group Inc. | Series 23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 27, 2019
Number of granted shares	1,436	[2]
Vesting conditions	Services fulfillment, market performance 30%, and non-market performance 70%	[1],[3],[4]
KB Financial Group Inc. | Series 25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2020
Number of granted shares	36,103	[2]
Vesting conditions	Services fulfillment, market performance 0~30%, and non-market performance 70~100%	[1],[3],[4]
KB Financial Group Inc. | Series 27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 16, 2020
Number of granted shares	184	[2]
Vesting conditions	Services fulfillment, market performance 30%, and non-market performance 70%	[1],[3],[4]
KB Financial Group Inc. | Series 28
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 21, 2020
Number of granted shares	68,135	[2]
Vesting conditions	Services fulfillment, market performance 35%, and non-market performance 65%	[1],[3],[4]
KB Financial Group Inc. | Deferred grant in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	5,303	[2]
Vesting conditions	Satisfied	[1]
KB Financial Group Inc. | Deferred grant in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	6,119	[2]
Vesting conditions	Satisfied	[1]
KB Financial Group Inc. | Deferred Grant In 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	3,863	[2]
Vesting conditions	Satisfied	[1]
KB Financial Group Inc. | Deferred grant in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	2,249	[2]
Vesting conditions	Satisfied	[1]
KB Financial Group Inc. | Deferred Grant In 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	15,189	[2]
Vesting conditions	Satisfied	[1]
KB Financial Group Inc. | Deferred Grant In 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	45,661	[2]
Vesting conditions	Satisfied	[1]
KB Financial Group Inc. | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	5,352	[1]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	5,409	[1]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	2,489	[1]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	7,400	[1]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	18,692	[1]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	34,658	[1]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	34,965	[1]
Vesting conditions	Proportional to service period
KB Financial Group Inc. | Series 29
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2021
Number of granted shares	94,120	[2]
Vesting conditions	Services fulfillment, market performance 0~30%, and non-market performance 70~100%	[1],[3],[4]
KB Financial Group Inc. | Series 30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 1, 2021
Number of granted shares	3,069	[2]
Vesting conditions	Services fulfillment, market performance 30%, and non-market performance 70%	[1],[3],[4]
KB Financial Group Inc. | Series 31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 27, 2021
Number of granted shares	1,344	[2]
Vesting conditions	Services fulfillment, market performance 30%, and non-market performance 70%	[1],[3],[4]
KB Financial Group Inc. | Series 32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Aug. 20, 2021
Number of granted shares	125	[2]
Vesting conditions	Services fulfillment, market performance 30%, and non-market performance 70%	[1],[3],[4]
Kookmin Bank | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	746,346	[2]
Kookmin Bank | Deferred grant in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	760	[2]
Vesting conditions	Satisfied	[1]
Kookmin Bank | Deferred grant in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	12,671	[2]
Vesting conditions	Satisfied	[1]
Kookmin Bank | Deferred Grant In 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	33,916	[2]
Vesting conditions	Satisfied	[1]
Kookmin Bank | Deferred grant in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	9,763	[2]
Vesting conditions	Satisfied	[1]
Kookmin Bank | Deferred Grant In 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	66,067	[2]
Vesting conditions	Satisfied	[1]
Kookmin Bank | Deferred Grant In 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	80,634	[2]
Vesting conditions	Satisfied	[1]
Kookmin Bank | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	5,019	[1]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	12,867	[1]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	3,862	[1]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	38,067	[1]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	83,778	[1]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	135,336	[1]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	109,561	[1]
Vesting conditions	Proportional to service period
Kookmin Bank | Series 76
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 1, 2019
Number of granted shares	5,765	[2]
Vesting conditions	Services fulfillment, market performance 30~50%, and non-market performance 50~70%	[1],[3],[4]
Kookmin Bank | Series 77
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 27, 2019
Number of granted shares	4,396	[2]
Vesting conditions	Services fulfillment, market performance 30~50%, and non-market performance 50~70%	[1],[3],[4]
Kookmin Bank | Series 78
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 21, 2019
Number of granted shares	36,443	[2]
Vesting conditions	Services fulfillment, market performance 30%, and non-market performance 70%	[1],[4],[5]
Kookmin Bank | Series 79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2020
Number of granted shares	223,517	[2]
Vesting conditions	Services fulfillment, market performance 0~50%, and non-market performance 50~100%	[1],[3],[4]
Kookmin Bank | Series 80
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 1, 2020
Number of granted shares	7,943	[2]
Vesting conditions	Services fulfillment, market performance 30~50%, and non-market performance 50~70%	[1],[3],[4]
Kookmin Bank | Series 81
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 1, 2021
Number of granted shares	234,366	[2]
Vesting conditions	Services fulfillment, market performance 0~30%, and non-market performance 70~100%	[1],[3],[4]
Kookmin Bank | Series 82
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 1, 2021
Number of granted shares	18,202	[2]
Vesting conditions	Services fulfillment, market performance 0~30%, and non-market performance 70~100%	[1],[3],[4]
Kookmin Bank | Series 83
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 1, 2021
Number of granted shares	7,871	[2]
Vesting conditions	Services fulfillment, market performance 0~30%, and non-market performance 70~100%	[1],[3],[4]
Kookmin Bank | Series 84
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 27, 2021
Number of granted shares	4,032	[2]
Vesting conditions	Services fulfillment, market performance 0~30%, and non-market performance 70~100%	[1],[3],[4]
Other subsidiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Explanation of share options in share-based payment arrangement	The Group changed the scheme of share-based payments awarded to executives and employees from stock options to stock grants in November 2007. The stock grants award program is an incentive plan that sets, on grant date, the maximum number of shares that can be awarded. Actual shares to be granted is determined in accordance with achievement of pre-set performance targets over the vesting period.
Other subsidiaries | Linked to long term performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	969,002	[2]
Other subsidiaries | Stock granted in 2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	106	[2]
Vesting conditions	Services fulfillment, market performance 0~50%, and non-market performance 50~100%	[1],[3],[4]
Other subsidiaries | Stock granted in 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	146	[2]
Vesting conditions	Services fulfillment, market performance 0~50%, and non-market performance 50~100%	[1],[3],[4]
Other subsidiaries | Stock granted in 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	420	[2]
Vesting conditions	Services fulfillment, market performance 0~50%, and non-market performance 50~100%	[1],[3],[4]
Other subsidiaries | Stock granted in 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	544	[2]
Vesting conditions	Services fulfillment, market performance 0~50%, and non-market performance 50~100%	[1],[3],[4]
Other subsidiaries | Stock granted in 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	1,028	[2]
Vesting conditions	Services fulfillment, market performance 0~50%, and non-market performance 50~100%	[1],[3],[4]
Other subsidiaries | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	2,602	[2]
Vesting conditions	Services fulfillment, market performance 0~50%, and non-market performance 50~100%	[1],[3],[4]
Other subsidiaries | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	5,713	[2]
Vesting conditions	Services fulfillment, market performance 0~50%, and non-market performance 50~100%	[1],[3],[4]
Other subsidiaries | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	17,820	[2]
Vesting conditions	Services fulfillment, market performance 0~50%, and non-market performance 50~100%	[1],[3],[4]
Other subsidiaries | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	62,610	[2]
Vesting conditions	Services fulfillment, market performance 0~50%, and non-market performance 50~100%	[1],[3],[4]
Other subsidiaries | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	76,872	[2]
Vesting conditions	Services fulfillment, market performance 0~50%, and non-market performance 50~100%	[1],[3],[4]
Other subsidiaries | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	375,558	[2]
Vesting conditions	Services fulfillment, market performance 0~50%, and non-market performance 50~100%	[1],[3],[4]
Other subsidiaries | Stock granted in 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	7,777	[1]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	34,345	[1]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	58,052	[1]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	226,242	[1]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	408,353	[1]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	606,891	[1]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated number of vested shares	267,649	[1]
Vesting conditions	Proportional to service period
Other subsidiaries | Stock granted in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of granted shares	425,583	[2]
Vesting conditions	Services fulfillment, market performance 0~50%, and non-market performance 50~100%	[1],[3],[4]

[1]	Executives and employees were given the right of choice about the timing of the deferred payment (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.
[2]	Granted shares represent the total number of shares initially granted to executives and employees who have residual shares as of December 31, 2021 (Deferred grants are residual shares vested as of December 31, 2021).
[3]	Performance results of company and employee
[4]	Relative TSR (Total Shareholder Return): [(Fair value at the end of the contract—Fair value at the beginning of the contract) + (Total amount of dividend per share paid during the contract period)] / Fair value at the beginning of the contract
[5]	EPS, Asset Quality